Customers and Other Financing and Non-Financing Accounts Receivable	6 Months Ended
Jun. 30, 2022
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Customers and Other Financing and Non-Financing Accounts Receivable
NOTE 10. CUSTOMERS AND OTHER FINANCING AND
NON-FINANCING
ACCOUNTS RECEIVABLE
As of June 30, 2022 and December 31, 2021, accounts receivable and other receivables were as follows:

A.	Customers

	June 30, 2022		December 31, 2021
Domestic customers, net	Ps.	76,581,251	Ps.	54,031,475
Export customers, net		83,409,049		47,227,606

Total customers	Ps.	159,990,300	Ps.	101,259,081

B.	Other financial and non-financial accounts receivable

	June 30, 2022		December 31, 2021
Financial assets:
Sundry debtors (1)	Ps.	39,382,372	Ps.	37,034,460
Employees and officers		4,043,878		3,752,693

Total financial Assets	Ps.	43,426,250	Ps.	40,787,153

Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	89,180,206	Ps.	80,581,955
Special Tax on Production and Services		77,693,064		53,176,800
Other accounts receivable		2,954,908		2,591,360

Total non-financial assets:	Ps.	169,828,178	Ps.	136,350,115

(1)	Includes Ps. (176,087) and Ps. (210,672) of impairment, as of June 30, 2022 and December 31, 2021, respectively.